FIXED ASSETS	12 Months Ended
Feb. 29, 2024
Property, Plant and Equipment [Abstract]
FIXED ASSETS

7. FIXED ASSETS

Fixed assets consisted of the following:

	February 29, 2024	February 28, 2023
Automobile	$74,237	$101,680
Demo devices	194,352	69,010
Tooling	107,020	101,322
Machinery and equipment	8,825	8,825
Computer equipment	150,387	150,387
Office equipment	15,312	15,312
Furniture and fixtures	21,225	21,225
Warehouse equipment	19,639	14,561
Leasehold improvements	26,956	15,568
	617,953	497,890
Less: Accumulated depreciation	(349,878)	(182,002)
	$268,075	$315,888

During the year ended February 29, 2024, the Company made additions to fixed assets of $22,165 and also additions through inventory transfers of $125,340 and the Company sold a vehicle having a net book value of $4,574 for fair value proceeds of $21,000 and recorded a gain on disposal of fixed assets of $16,426. The $21,000 proceeds were applied to loan payable -related party.

During the year ended February 28, 2023, the Company made additions to fixed assets of $258,402 and also additions through inventory transfers of $52,471.

Depreciation expense was $190,747 and $132,937 for the years ended February 29, 2024 and February 28, 2023, respectively.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS